Revenues - Schedule of Company’s Revenues Disaggregated by Service (Details)	6 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Disaggregation of Revenue [Line Items]
Revenues	$ 19,128,764	$ 2,462,603	$ 22,569,318
Cloud services and data center managed services [Member]
Disaggregation of Revenue [Line Items]
Revenues	13,233,426	1,703,648	17,118,480
Telecommunication, consultancy and related services [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 5,895,338	$ 758,955	$ 5,450,838